Document Information	12 Months Ended
Nov. 30, 2024
Document Information:
Document Type	2.01 SD
Amendment	false
CIK	0001173420
Registrant Name	NOVAGOLD RESOURCES INC.
Period End Date	Nov. 30, 2024
Reporting Currency	USD
Alternative Reporting Regime	CA